Note 19 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Note 19 - Segment Information (Tables) [Line Items]
Schedule Reconciling Net (Loss) Income To Adjusted EBITDA
The following table reconciles Adjusted EBITDA to Net (loss) income attributable to common shareholders:

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Adjusted EBITDA	$212.2	$27.4	$152.7	$162.2
Adjustments to reconcile net (loss) income:
Income tax benefit (provision)	6.7	5.8	(13.0)	(24.7)
Interest expense	(38.7)	(5.5)	(46.3)	(49.7)
Depreciation and amortization expense	(88.0)	(12.8)	(32.8)	(42.2)
Non-cash charges related to preferred dividend rights	—	(172.0)	—	—
Equity based compensation	(1.3)	(0.5)	(9.3)	(0.2)
Restructuring and related expenses	(3.0)	(3.5)	(4.5)	(1.2)
Manufacturer's profit in inventory adjustment	(35.5)	(23.9)	—	—
Non-cash fair value adjustment to contingent consideration	(29.1)	0.7	—	—
Acquisition transaction costs	(47.8)	(15.2)	(16.9)	—
Debt extinguishment	—	—	(18.8)	—
Other (expense) income	(5.4)	5.3	2.1	1.8
Net (loss) income attributable to shareholders	$(29.9)	$(194.2)	$13.2	$46.0

Schedule of Revenue by Major Customers by Reporting Segments
The following tables provide information for those countries that represent 10% or more of net sales and long-lived assets:

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Net Sales*:
United States	$217.4	$31.5	$176.4	$205.6
Foreign Net Sales:
United Kingdom	119.1	17.8	93.4	115.2
China	87.8	13.5	64.2	66.3
Other countries	418.9	55.4	293.7	344.1
Total Foreign Net Sales	625.8	86.7	451.3	525.6
Total consolidated net sales	$843.2	$118.2	$627.7	$731.2

* Net sales are attributed to countries based on the country which generates the sale.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

(amounts in millions)	December 31, 2014
Long lived assets, net (1)
United States	$64.8
Foreign countries
Belgium	28.9
United Kingdom	28.0
Other countries	53.3
Total foreign countries	110.2
Total long lived assets, net	$175.0

(amounts in millions)	December 31, 2013
United States	$56.5
Foreign countries
United Kingdom	30.0
China	17.4
Italy	13.8
Other countries	18.5
Total foreign countries	79.7
Total long lived assets, net	$136.2

(1)Long-lived assets represent property, plant and equipment, net.

Reconciliation of Revenue from Segments to Consolidated
The following table shows the Company's external party sales by product for the periods presented:

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Performance Applications
Industrial Group	$429.4	$67.7	$353.4	$411.1
Electronics Group	159.9	24.9	128.4	148.4
Packaging and Printing Group	165.9	25.6	145.9	171.7
	755.2	118.2	627.7	731.2
Agricultural Solutions	88.0	—	—	—
Total consolidated net sales	$843.2	$118.2	$627.7	$731.2

Operations [Member]
Note 19 - Segment Information (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment
The following table summarizes financial information regarding each reportable segment’s results of operations for the periods presented:

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Net Sales:
Performance Applications	$755.2	$118.2	$627.7	$731.2
Agricultural Solutions	88.0	—	—	—
Consolidated net sales	843.2	118.2	627.7	731.2
Depreciation and amortization:
Performance Applications	76.3	12.8	32.8	42.2
Agricultural Solutions	11.7	—	—	—
Consolidated depreciation and amortization	88.0	12.8	32.8	42.2
Adjusted EBITDA
Performance Applications	196.2	27.4	152.7	162.2
Agricultural Solutions	16.0	—	—	—
Adjusted EBITDA	$212.2	$27.4	$152.7	$162.2